OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of
	September 30, 2023	March 31, 2024
Accrued staff salaries	$133,799	$91,591
Accrued administrative expenses	191,603	130,568
Accrued offering costs	762,821	415,385
Other payables	7,793	8,653
Total	$1,096,016	$646,197